Advances to Local Limited Partnerships (Details Narrative) (USD $)	Sep. 30, 2012	Mar. 31, 2012
Ashford Place Limited Partnership [Member]
Advances to Local Limited Partnerships	$ 462,514	$ 460,426
Wynwood Place Limited Partnership [Member]
Advances to Local Limited Partnerships	$ 4,939	$ 4,939